Note 8 - Financial Instruments - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period			$ 182,365	$ 60,121	$ 60,121
Provision for doubtful accounts	$ 19,996	$ 51,353	66,853	88,276	192,202
Bad debts written off			(95,536)		(90,231)
Adjustment from IFRS 9 adoption					23,636
Foreign exchange			1,619		(3,363)
Assets classified as held for sale/sold			(81,193)
Balance, end of period	74,108		74,108		182,365
Total allowance for doubtful accounts	74,108		74,108	$ 60,121	60,121
Trade receivables [member]
Statement Line Items [Line Items]
Balance, beginning of period			168,728
Balance, end of period	70,430		70,430		168,728
Total allowance for doubtful accounts	70,430		168,728		168,728
Unbilled revenue [member]
Statement Line Items [Line Items]
Balance, beginning of period			13,637
Balance, end of period	3,678		3,678		13,637
Total allowance for doubtful accounts	$ 3,678		$ 13,637		$ 13,637